COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 10, 2023	Jun. 30, 2026	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
Granted underwriters option term		45 days	45 days
Ordinary shares, par value (in dollars per share)				$ 0.0001
Underwriters cash discount per unit		$ 0.2	$ 0.2
Underwriting fees		$ 2,000,000	$ 2,000,000
Underwriters deferred fee per unit		$ 0.35	$ 0.35
Deferred underwriting fees		$ 3,500,000	$ 3,500,000
Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Forward purchase agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price		$ 115,000,000	$ 115,000,000
Forward purchase agreement | Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Number of shares subject to forfeiture		3,435,065
Forward purchase agreement | Common Class A and Class B
COMMITMENTS AND CONTINGENCIES
Number of shares subject to forfeiture			3,435,065
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Number of units issued		1,500,000	1,500,000
Over-allotment option | Sponsor | Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Number of shares forfeited	448,052
Ordinary shares, par value (in dollars per share)	$ 0.0001